Asset Retirement Obligaion (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Asset retirement obligation
Asset retirement obligation - Balance at beginning of year	$ 158	$ 152
Additional liabilities accrued	1	2
Revisions in estimated cash outflows	5	(1)
Disposition of assets	(1)	(6)
Accretion expense	11	11
Asset retirement obligation - Balance at end of year	$ 174	$ 158